ALPS SERIES TRUST

1290 Broadway, Suite 1000

Denver, CO 80203

November 12, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ALPS Series Trust (the “Registrant”) (File Nos. 333-183945 and 811-22747), on behalf of its series, American Independence Kansas Tax-Exempt Bond Fund

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) of the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the American Independence Kansas Tax-Exempt Bond Fund. The sole purpose of this filing is to submit the interactive data exhibits relating to the supplement filed pursuant to Rule 497(e) with the Securities and Exchange Commission on October 23, 2019 (Accession Number: 0001398344-19-018317).

The SEC Staff is requested to address any comments on this filing to Anne Berg, at 720-917-0764.

Sincerely,

/s/ Anne M. Berg
Anne M. Berg
Assistant Secretary